ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of administrative expenses

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000

Salaries and benefits	32	341	390
Office and miscellaneous[1]	978	637	774
Rent, building management fees and rates	253	407	1,166
Professional fees	1,823	3,109	561
Depreciation – property, plant and equipment (Note 11)	833	764	-
Depreciation – right-of-use assets (Note 12)	973	730	-
Bank charges	51	35	22
Others	30	24	46

Total administrative expenses	4,973	6,047	2,959

[1] Office and miscellaneous mainly represent office supplies, insurance, recruitment expense, travelling, entertainment and sundry expenses.